Note 44 - IBOR Transition - Parenthetical information (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2023	Dec. 31, 2022
IBOR Transition [Abstract]
Notional value of financial instrument utilizing USD synthetic LIBOR	€ 3.6
Notional value of financial instrument utilizing USD synthetic LIBOR thereof Derivatives	0.1
Notional value of financial instrument utilizing USD synthetic LIBOR thereof Non-Derivatives Assets	1.1
Notional value of financial instrument utilizing USD synthetic LIBOR thereof Non-Derivatives Liabilities	€ 2.4
Notional value of financial instrument utilizing USD LIBOR		€ 5,975.0
Notional value of financial instrument utilizing USD LIBOR thereof Derivatives		5,897.0
Notional value of financial instrument utilizing USD LIBOR thereof Non-Derivatives Assets		34.0
Notional value of financial instrument utilizing USD LIBOR thereof Non-Derivatives Liabilities		9.0
Notional value of financial instrument utilizing USD LIBOR thereof Off-Balance Sheet		€ 35.0